EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets And Expenditures [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	Las Chispas	Guadalupe	Others	Total
Balance at December 31, 2017	$935,592	$517,200	$167,674	$1,620,466
Additions during the year	3,861,590	-	124,662	3,986,252
Recovery of exploration and evaluation assets	-	(126,007)	-	(126,007)
Impairment	-	-	(292,336)	(292,336)
Balance at December 31, 2018	4,797,182	391,193	-	5,188,375
Additions during the year	692,591	-	-	692,591
Recovery of exploration and evaluation assets	-	(391,193)	-	(391,193)
Balance at December 31, 2019	$5,489,773	$-	$-	$5,489,773

Disclosure of detailed information about exploration evaluation, and acquisition costs [Table Text Block]
	Cumulative to	Expenditures	Cumulative to	Expenditures	Cumulative to
	December 31,	during the	December 31,	during the	December 31,
	2017	year	2018	year	2019
Exploration and evaluation expenditures:
Assays	1,390,283	1,422,284	2,812,567	2,842,241	5,654,808
Decline construction and underground workings	-	-	-	11,355,564	11,355,564
Depreciation (note 6)	38,305	54,762	93,067	125,127	218,194
Drilling	7,468,232	10,044,369	17,512,601	24,024,913	41,537,514
Field and administrative costs	1,210,101	636,955	1,847,056	2,666,820	4,513,876
Metallurgy	-	-	-	588,269	588,269
Salaries and remuneration (notes 7)	1,128,811	1,344,513	2,473,324	3,465,149	5,938,473
Share-based compensation (notes 7 and 8)	313,820	437,021	750,841	2,358,262	3,109,103
Technical consulting services and studies	251,306	393,109	644,415	2,440,061	3,084,476
Travel and lodging	204,474	70,698	275,172	416,209	691,381
TOTAL	$12,005,332	$14,403,711	$26,409,043	$50,282,615	$76,691,658

Disclosure of detailed information about option payments for concessions [Table Text Block]
			Future option			Prior option	Total option
	# of		payments	Paid in 2019	Paid in 2018	payments	payments
Property	concessions	Title %	(US$)	(US$)	(US$)	(US$)	(US$)

Las Chispas	25	100%	$-	$455,000	$2,771,400	$595,000	$3,821,400

Las Chispas	1	67%	$-	$-	$5,000	$-	$5,000

Las Chispas	2	0%	$150,000	$-	$26,697	$-	$176,697

Total Las Chispas Concessions	28	$150,000	$455,000	$2,803,097	$595,000	$4,003,097